Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share
13.          Earnings Per Share

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Earnings/(loss) per common share
Net income/(loss)	$19.7	$53.7	$(22.8)	$134.9
Weighted average common shares outstanding	108,627,579	117,089,293	110,077,312	117,373,655
Earnings/(loss) per common share	$0.18	$0.46	$(0.21)	$1.15

Earnings/(loss) per diluted common share
Net income/(loss)	$19.7	$53.7	$(22.8)	$134.9
Weighted average common shares outstanding	108,627,579	117,089,293	110,077,312	117,373,655
Share-based compensation plans	508,245	535,729	—	487,327
Weighted average diluted common shares outstanding	109,135,824	117,625,022	110,077,312	117,860,982
Earnings/(loss) per diluted common share	$0.18	$0.46	$(0.21)	$1.14
Share-based compensation plans are excluded from the calculation of diluted loss per share in the six months ended June 30, 2025 as their effect is anti-dilutive.